OTHER LONG-TERM LIABILITIES - Disclosure of detailed information about lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Lease liabilities [abstract]
Balance, August 31, 2021	$ 5,635
Acquisitions through business combinations (Note 27)	452
Lease additions	1,968
Lease payments	(1,302)
Lease disposal	(3,981)
Interest expense on lease liabilities	350
Balance, August 31, 2022	3,122
Current portion (included in other liabilities)	(916)	$ (984)
Long-term portion (included in other liabilities)	$ 2,206	$ 4,651